Inventories	12 Months Ended
Nov. 30, 2021
Classes of current inventories [abstract]
Inventories
9.	Inventories

	2021	2020

Raw materials	$2,142	$2,290

Work in progress	735	488

Finished goods	26,264	22,367

	$29,141	$25,145
Inventories were written down to net realizable value by an amount of $21 in 2021 (2020 – $917), and a reversal of inventory write down of
 $51
in 2021 (2020-nil) was recorded. An amount of nil (2020 – $910) was recorded in cost of sales as other production-related
costs and $(30) (2020 – $7) was recorded in cost of goods sold.
Included in the 2020 write-down is a provision of $660 on excess stock of
EGRIFTA
®
as a result of the Company’s decision to switch patients to and only actively commercialize the new
EGRIFTA
 SV
®
formulation in the United States.